Finance income and costs	12 Months Ended
Dec. 31, 2019
Net Finance Cost [Abstract]
Finance income and costs
9.	Finance income and costs

Included within finance income and costs are (in thousands):

	2017	2018	2019
Unrealised exchange gains	$-	$26,922	$22,856
Interest on cash and cash equivalents and short-term deposits	2,833	11,260	11,526
Finance income	2,833	38,182	34,382
Unrealised exchange losses	(18,902)	(17,779)	(10,977)
Interest on borrowings	(1,572)	-	-
Lease interest	-	-	(3,472)
Other interest expense	(1)	(537)	(4,783)
Finance costs	(20,475)	(18,316)	(19,232)
Net finance (costs)/ income	$(17,642)	$19,866	$15,150